Property and Equipment - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 172	$ 33
Less: accumulated depreciation	(30)	0
Property, Plant and Equipment, Net, Total	142	33
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	131	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	41	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 33